Non-cash transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Non-cash transactions
Acquired in-place leases associated with acquisition of 409 and 499 Illinois Street	$ 15.0
Assumption of secured notes payable in connection with 2010 acquisitions		21.1
Value of acquired above and below market leases in connection with 2010 acquisitions		$ 7.0